Statements of Net Assets Available for Benefits - Honeywell Puerto Rico Savings Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits [Abstract]
Plan interest in Honeywell Savings and Ownership Plan Master Trust, at fair value	$ 110,798	$ 93,212
Notes receivable from participants	0	1
Contributions receivable from the Company, net of forfeitures	2,345	2,301
Total receivables	2,345	2,302
Net assets available for benefits	$ 113,143	$ 95,514